ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	None	None
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[2]	%	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.25	1.00

1	Expense ratios have been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[2]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.75%

1	The Expense ratio has been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	127	428	752	1,667
S	$	102	350	618	1,384

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	272	484	1,094

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE